Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	$ 1,065	$ 1,102
Other comprehensive income (loss)	7	(37)
Transfer into and/or out of Level 3, net	0	0
Ending balance	1,072	1,065
Available-for-sale Securities | Corporate Securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	1,065	1,102
Other comprehensive income (loss)	7	(37)
Transfer into and/or out of Level 3, net	0	0
Ending balance	1,072	1,065
Reserve
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	(22,640)	(95,625)
Net income	(44,557)	129,069
Purchases and issuances	(85,482)	(58,326)
Sales and settlements	2,428	2,242
Transfer into and/or out of Level 3, net	0	0
Ending balance	(150,251)	(22,640)
Realized gains (losses) included in net Income related to financial instruments	$ (130,039)	$ 70,743